Share-Based Compensation (Details) - USD ($)				12 Months Ended
	Aug. 15, 2024	Aug. 09, 2024	Jan. 03, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 02, 2024
Share-Based Compensation [Line Items]
Share-based compensation expenses (in Dollars)				$ 1,560,527
Authorized the ordinary shares					310,000
Purchase of ordinary shares	484,764		482,312
Exercise price per share (in Dollars per share)	$ 0.75		$ 6.21
Intrinsic value of amount (in Dollars)
Share-based compensation amount (in Dollars)				1,560,527
Unrecognized share-based compensation expense (in Dollars)				$ 1,442,218
Weighted-average vesting period				2 years 29 days
Ordinary shares issued				31,949,038	24,015,592
Cash equivalent amount (in Dollars)				$ 945,230
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation [Line Items]
Share-based compensation amount (in Dollars)				653,111
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Restricted stock units of ordinary shares	71,667	133,333
Share-based compensation amount (in Dollars)
Fair value restricted shares (in Dollars per share)	$ 0.75	$ 1.12	$ 6.15
RSUs [Member]
Share-Based Compensation [Line Items]
Share-based compensation amount (in Dollars)				$ 367,394
CEO [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Restricted stock units of ordinary shares			16,667
Chief financial Officer (“CFO”) [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Restricted stock units of ordinary shares			10,000
Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Restricted stock units of ordinary shares					1,153,333
Ordinary shares issued							600,000
Ordinary Shares [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation [Line Items]
Authorized the ordinary shares	103
Ordinary Shares [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Restricted stock units of ordinary shares				692,321
Share-based compensation amount (in Dollars)				$ 540,022
Fair value restricted shares (in Dollars per share)				$ 2.47